Performance Management	Nov. 01, 2025
Azzad Ethical Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Ethical Fund by showing changes in the Ethical Fund’s performance from year to year and by showing how the Ethical Fund’s average annual returns for a calendar 1-year, 5-year and 10-year period compare with those of a broad measure of market performance and a supplemental index. To obtain updated performance information, please call 888-350-3369. The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance
Bar Chart [Heading]	Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	For the period 01-01-2025 through 09-30-2025 the total return for the Ethical Fund was 5.42% Best Quarter: 6-30-2020 28.57% Worst Quarter: 6-30-2022 -20.38%
Bar Chart Closing [Text Block]	The Ethical Fund’s inception date was December 22, 2000
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if your Ethical Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	1.75%	6.99%	7.68%
Return After Taxes on Distributions	0.56%	5.72%	6.33%
Return After Taxes on Distributions and Sale of Ethical Fund Shares	1.97%	5.50%	5.99%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10%	11.47%	11.54%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if your Ethical Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Performance Availability Phone [Text]	888-350-3369
Azzad Wise Capital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Wise Fund by showing changes in the Wise Fund’s performance from year to year and by showing how the Wise Fund’s average annual returns for a calendar 1-year, 5 -year and 10 -year period compare with those of a broad measure of market performance and a supplemental index. To obtain updated performance information, please call 888-350-3369. The Wise Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Wise Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance
Bar Chart [Heading]	Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	For the period from 1-1-2025 through 09-30-2025, the total return for the Wise Fund was 4.34% Best Quarter: ended 6-30-2020 4.10% Worst Quarter: ended 3-31-2020 -3.53%
Bar Chart Closing [Text Block]	The Wise Fund’s inception date was April 6, 2010
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if your Wise Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	4.52%	2.17%	2.00%
Return After Taxes on Distributions	3.02%	1.31%	1.31%
Return After Taxes on Distributions and Sale of Fund Shares	2.68%	1.30%	1.25%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes).	1.25%	-0.33%	1.36%
ICE BofA ML US Corp & Govt 1-3 Yr. Index (reflects no deduction for fees, expenses or taxes)	4.44%	1.59%	1.57%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if your Wise Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Performance Availability Phone [Text]	888-350-3369